As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2015
(Unaudited)

Shares		Value
COMMON STOCKS - 67.75%
	AEROSPACE & DEFENSE - 1.95%
437	B/E Aerospace, Inc.	$27,802
9,784	Exelis, Inc. (g)	238,436
218	KLX, Inc. (a)	8,402
		274,640
	AUTO PARTS & EQUIPMENT - 1.40%
1,880	TRW Automotive Holdings Corporation (a)	197,118
	BIOTECHNOLOGY - 1.10%
604	Pharmacyclics, Inc. (a)	154,594
	CABLE & SATELLITE TV - 8.50%
5,518	DIRECTV (a)(e)	469,582
4,278	DISH Network Corporation Class A (a)(f)	299,716
780	Liberty Global plc Series C (a)(b)	38,852
45,787	Sirius XM Holdings, Inc. (a)(f)	174,906
1,435	Time Warner Cable, Inc.	215,078
		1,198,134
	CASINOS & GAMING - 1.03%
3,894	International Game Technology plc (a)(g)	67,795
3,700	MGM Resorts International (a)(f)	77,811
		145,606
	COMMUNICATIONS EQUIPMENT - 0.32%
2,125	Riverbed Technology, Inc. (a)	44,434
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.68%
11,000	The Manitowoc Company, Inc. (f)	237,160
	DATA PROCESSING & OUTSOURCED SERVICES - 1.39%
3,000	Computer Sciences Corporation (f)	195,840
	DIVERSIFIED CHEMICALS - 4.44%
7,000	The Dow Chemical Company (f)	335,860
3,400	E.I. Du Pont de Nemours & Company (f)	242,998
245	Huntsman Corporation	5,432
1,300	Olin Corporation (f)	41,652
		625,942
	DIVERSIFIED FINANCIAL SERVICES - 0.40%
1,100	Citigroup, Inc. (f)	56,672
	DIVERSIFIED METALS & MINING - 0.15%
583	RTI International Metals, Inc. (a)	20,936
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.73%
1,740	Polypore International, Inc. (a)	102,486
	GENERAL MERCHANDISE STORES - 2.83%
5,028	Family Dollar Stores, Inc. (e)	398,419
	HEALTH CARE EQUIPMENT - 0.39%
800	Baxter International, Inc. (f)	54,800
	HEALTH CARE TECHNOLOGY - 0.71%
1,690	Catamaran Corporation (a)(b)(f)	100,623
	HOUSEHOLD PRODUCTS - 0.52%
900	The Procter & Gamble Company	73,746
	INDUSTRIAL CONGLOMERATES - 0.89%
9,000	Hutchison Whampoa Ltd. (b)	124,912
	INDUSTRIAL MACHINERY - 0.15%
500	The Timken Company	21,070
	INTERNET RETAIL - 0.46%
5,500	Orbitz Worldwide, Inc. (a)(f)	64,130
	INTERNET SOFTWARE & SERVICES - 3.15%
3,300	eBay, Inc. (a)(f)	190,344
5,700	Yahoo!, Inc. (a)(f)	253,279
		443,623
	LEISURE FACILITIES - 1.32%
2,619	LIFE TIME FITNESS, Inc. (a)(f)	185,844
	MOVIES & ENTERTAINMENT - 1.03%
35,648	SFX Entertainment, Inc. (a)	145,800
	MULTI-LINE INSURANCE - 0.31%
800	American International Group, Inc. (f)	43,832
	OIL & GAS DRILLING - 0.00%
23	Noble Corporation plc (b)	328
	OIL & GAS EQUIPMENT & SERVICES - 1.93%
1,102	Baker Hughes, Inc.	70,065
2,505	Dresser-Rand Group, Inc. (a)	201,277
		271,342
	OIL & GAS EXPLORATION & PRODUCTION - 1.41%
25,942	Talisman Energy, Inc. (b)	199,235
	PACKAGED FOODS & MEATS - 1.05%
1,700	Kraft Foods Group, Inc. (f)	148,095
	PAPER PACKAGING - 0.55%
1,076	MeadWestvaco Corporation	53,660
300	Packaging Corporation of America	23,457
		77,117
	PAPER PRODUCTS - 2.56%
6,500	International Paper Company (f)	360,685
	PHARMACEUTICALS - 2.75%
3,335	Hospira, Inc. (a)(f)	292,946
123	Salix Pharmaceuticals Ltd. (a)	21,256
1,600	Zoetis, Inc. (f)	74,064
		388,266
	REITS - 5.04%
6,454	Equity Commonwealth (a)	171,354
11,473	NorthStar Realty Finance Corporation (f)	207,891
10,822	Starwood Property Trust, Inc. (e)	262,974
448	Starwood Waypoint Residential Trust (h)	11,581
3,426	Winthrop Realty Trust	55,912
		709,712

	RESTAURANTS - 1.31%
1,900	McDonald's Corporation (f)	185,136
	SEMICONDUCTOR EQUIPMENT - 1.95%
15,816	Tokyo Electron Ltd. - ADR (e)	274,724
	SPECIALTY CHEMICALS - 3.45%
1,941	Sigma-Aldrich Corporation (e)	268,343
2,200	W.R. Grace & Company (a)(f)	217,514
		485,857
	SPECIALTY STORES - 0.77%
6,700	Staples, Inc. (f)	109,110
	SYSTEMS SOFTWARE - 1.73%
6,000	Microsoft Corporation (f)	243,930
	THRIFTS & MORTGAGE FINANCE - 4.00%
8,912	Beneficial Mutual Bancorp, Inc. (a)	100,617
44,186	Hudson City Bancorp, Inc. (e)	463,069
		563,686
	TOBACCO - 0.70%
1,500	Lorillard, Inc. (f)	98,025
	TRADING COMPANIES & DISTRIBUTORS - 0.00%
16	Veritiv Corporation (a)	706
	TRUCKING - 1.86%
12,106	Hertz Global Holdings, Inc. (a)(f)	262,458
	WIRELESS TELECOMMUNICATION SERVICES - 1.84%
6,200	T-Mobile U.S., Inc. (a)(f)	196,478
1,911	Vodafone Group plc - ADR (f)	62,451
		258,929
	TOTAL COMMON STOCKS
	(Cost $9,395,631)	9,547,702

CLOSED-END FUNDS - 1.00%
5,564	Eaton Vance Floating-Rate Income Trust	81,179
149	First Trust MLP and Energy Income Fund	3,028
2,772	First Trust Senior Floating Rate Income Fund II	38,281
1,050	Nuveen Energy MLP Total Return Fund	19,236
	TOTAL CLOSED-END FUNDS
	(Cost $147,539)	141,724

CONTINGENT VALUE RIGHTS - 0.02%
5,338	Casa Ley, S.A. de C.V. (a)(d)(m)	2,535
5,338	Property Development Centers LLC (a)(d)(m)	267
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	2,802

CONVERTIBLE PREFERRED STOCKS - 0.54%
76	Wheeler Real Estate Investment Trust, Inc., 9.000%, Series B (d)(m)	76,000
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $76,000)	76,000

PREFERRED STOCKS - 2.99%
3,888	Ally Financial, Inc., 8.500%, Series A	103,693
2,700	Equity Commonwealth, 7.250%, Series E	70,389
6,025	NorthStar Realty Finance Corporation, 8.750%, Series E (f)	159,060
2,018	Regions Financial Corporation, 6.375%, Series B	52,307
717	SLM Corporation, 6.970%, Series A	35,427
	TOTAL PREFERRED STOCKS
	(Cost $402,617)	420,876

Principal Amount
BANK LOANS - 0.29%
$40,905	Energy Future Intermediate Holding Company LLC
	4.250%, 6/19/2016 (k)	41,314
	TOTAL BANK LOANS
	(Cost $41,329)	41,314

CORPORATE BONDS - 7.02%
	Energy Future Intermediate Holding Company LLC
111,080	11.750%, 3/1/2022 (Acquired 9/30/14 through 10/6/14, cost $131,625) (i)(j)	122,188
	Hiland Partners LP
115,000	7.250%, 10/1/2020 (Acquired 1/22/15, cost $124,385) (i)	124,487
	KCG Holdings, Inc.
184,000	8.250%, 6/15/2018 (Acquired 12/2/14 through 1/14/15, cost $189,553) (i)	194,580
	The Manitowoc Company, Inc.
174,000	5.875%, 10/15/2022 (f)	187,920
	Pacnet, Ltd.
136,000	9.000%, 12/12/2018	153,000
	Pinnacle Entertainment
83,000	7.500%, 4/15/2021	87,980
	US Foods, Inc.
113,000	8.500%, 6/30/2019	119,087
	TOTAL CORPORATE BONDS
	(Cost $992,001)	989,242

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.47%
	American International Group, Inc.
1	Expiration: May 2015, Exercise Price: $47.00	12
67	Expiration: May 2015, Exercise Price: $50.00	1,809
	Anadarko Petroleum Corporation
26	Expiration: May 2015, Exercise Price: $70.00	1,118
	B/E Aerospace, Inc.
38	Expiration: April 2015, Exercise Price: $70.00	475
	Baker Hughes, Inc.
2	Expiration: April 2015, Exercise Price: $45.00	19
	Baxter International, Inc.
3	Expiration: May 2015, Exercise Price: $62.50	90
4	Expiration: June 2015, Exercise Price: $62.50	270

	Bayer AG
5	Expiration: April 2015, Exercise Price: EUR 115.00 (l)	59
	BP plc - ADR
14	Expiration: April 2015, Exercise Price: $32.00	28
	CBS Corporation Class B
13	Expiration: June 2015, Exercise Price: $50.00	546
13	Expiration: June 2015, Exercise Price: $52.50	897
	Citigroup, Inc.
4	Expiration: May 2015, Exercise Price: $47.00	140
4	Expiration: June 2015, Exercise Price: $50.00	536
	Computer Sciences Corporation
3	Expiration: June 2015, Exercise Price: $50.00	120
19	Expiration: June 2015, Exercise Price: $60.00	3,515
	DISH Network Corporation Class A
21	Expiration: June 2015, Exercise Price: $60.00	1,680
13	Expiration: June 2015, Exercise Price: $62.50	1,560
	The Dow Chemical Company
15	Expiration: June 2015, Exercise Price: $40.00	405
19	Expiration: June 2015, Exercise Price: $41.00	627
19	Expiration: June 2015, Exercise Price: $42.00	817
	E.I. Du Pont de Nemours & Company
3	Expiration: April 2015, Exercise Price: $67.50	72
15	Expiration: April 2015, Exercise Price: $70.00	960
1	Expiration: May 2015, Exercise Price: $65.00	55
4	Expiration: May 2015, Exercise Price: $67.50	380
4	Expiration: July 2015, Exercise Price: $62.50	316
	eBay, Inc.
15	Expiration: April 2015, Exercise Price: $48.00	45
6	Expiration: April 2015, Exercise Price: $50.00	36
7	Expiration: May 2015, Exercise Price: $52.50	364
	Equinix, Inc.
1	Expiration: June 2015, Exercise Price: $190.00	150
	General Electric Company
22	Expiration: April 2015, Exercise Price: $21.00	33
	General Motors Company
4	Expiration: June 2015, Exercise Price: $31.00	70
36	Expiration: June 2015, Exercise Price: $32.00	828
18	Expiration: June 2015, Exercise Price: $33.00	666
	Hertz Global Holdings, Inc.
39	Expiration: June 2015, Exercise Price: $16.00	488
11	Expiration: June 2015, Exercise Price: $18.00	275
47	Expiration: June 2015, Exercise Price: $19.00	1,880
	Huntsman Corporation
24	Expiration: May 2015, Exercise Price: $18.00	240
30	Expiration: May 2015, Exercise Price: $19.00	675
47	Expiration: May 2015, Exercise Price: $20.00	1,528
	International Paper Company
52	Expiration: April 2015, Exercise Price: $48.00	494
	LIFE TIME FITNESS, Inc.
10	Expiration: May 2015, Exercise Price: $50.00	50
	The Manitowoc Company, Inc.
57	Expiration: June 2015, Exercise Price: $16.00	855
28	Expiration: June 2015, Exercise Price: $17.00	700
	McDonald's Corporation
10	Expiration: May 2015, Exercise Price: $80.00	40
4	Expiration: June 2015, Exercise Price: $87.50	276
	MGM Resorts International
29	Expiration: June 2015, Exercise Price: $18.00	1,160
	Microsoft Corporation
55	Expiration: April 2015, Exercise Price: $37.00	165
	Noble Corporation plc
22	Expiration: June 2015, Exercise Price: $11.00	935
	NorthStar Realty Finance Corporation
11	Expiration: June 2015, Exercise Price: $15.00	165
18	Expiration: June 2015, Exercise Price: $16.00	360
60	Expiration: June 2015, Exercise Price: $17.00	2,400
	Occidental Petroleum Corporation
6	Expiration: May 2015, Exercise Price: $72.50	1,293
	Olin Corporation
13	Expiration: May 2015, Exercise Price: $25.00	195
	Packaging Corporation of America
2	Expiration: July 2015, Exercise Price: $65.00	170
	Pfizer, Inc.
11	Expiration: June 2015, Exercise Price: $31.00	220
	The Procter & Gamble Company
8	Expiration: May 2015, Exercise Price: $77.50	508
	SPDR S&P 500 ETF Trust
8	Expiration: April 2015, Exercise Price: $198.00	468
20	Expiration: April 2015, Exercise Price: $211.00	10,160
11	Expiration: May 2015, Exercise Price: $205.00	3,982
22	Expiration: June 2015, Exercise Price: $180.00	2,926
22	Expiration: June 2015, Exercise Price: $200.00	9,801
	Staples, Inc.
61	Expiration: June 2015, Exercise Price: $12.00	305
	The Timken Company
5	Expiration: June 2015, Exercise Price: $35.00	125
	T-Mobile U.S., Inc.
46	Expiration: May 2015, Exercise Price: $25.00	1,081
6	Expiration: May 2015, Exercise Price: $28.00	207
	Vivendi SA
19	Expiration: June 2015, Exercise Price: EUR 18.00 (l)	102
	Vodafone Group plc - ADR
12	Expiration: April 2015, Exercise Price: $28.00	66
	W.R. Grace & Company
4	Expiration: April 2015, Exercise Price: $85.00	40
14	Expiration: June 2015, Exercise Price: $85.00	840

	Yahoo!, Inc.
8	Expiration: April 2015, Exercise Price: $36.00	16
8	Expiration: April 2015, Exercise Price: $37.00	16
6	Expiration: April 2015, Exercise Price: $38.00	15
17	Expiration: April 2015, Exercise Price: $42.00	357
4	Expiration: July 2015, Exercise Price: $37.00	196
6	Expiration: July 2015, Exercise Price: $42.00	990
	Zoetis, Inc.
8	Expiration: April 2015, Exercise Price: $39.00	100
5	Expiration: April 2015, Exercise Price: $41.00	63
1	Expiration: July 2015, Exercise Price: $40.00	75
	TOTAL PURCHASED PUT OPTIONS
	(Cost $127,439)	65,701

Shares
SHORT-TERM INVESTMENTS - 16.43%
850,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	850,000
615,646	Goldman Sachs Financial Square Funds - Money Market Fund, Institutional Share Class, 0.09% (c)(f)	615,646
850,000	The Liquid Asset Portfolio, Institutional Share Class, 0.08% (c)(f)	850,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,315,646)	2,315,646
	TOTAL INVESTMENTS
	(Cost $13,498,202) - 96.51%	$13,601,007

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITS -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualifiedinstitutional buyers.  As of March 31, 2015, these securities represented 3.13% of total net assets

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Variable rate.
(l)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.
(m)	Level 3 Security. Please see footnote (o) on the schedule of investments for more information.
(n)	The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:

Cost of investments	$13,513,201
Gross unrealized appreciation	356,379
Gross unrealized depreciation	(268,573)
Net unrealized appreciation	$87,806

(o)
Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Equity securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used. These are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Valuation Group may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by each Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At March 31, 2015, securities fair valued in good faith based on the absolute value of long and short investments represented 0.88% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2015. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2015.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,547,702	$-	$-	$9,547,702
Closed-End Funds	141,724	-	-	141,724
Contingent Value Rights	-	-	2,802	2,802
Convertible Preferred Stocks	-	-	76,000	76,000
Preferred Stocks	420,876	-	-	420,876
Bank Loans	-	41,314	-	41,314
Corporate Bonds	-	989,242	-	989,242
Purchased Put Options	65,540	161	-	65,701
Short-Term Investments	2,315,646	-	-	2,315,646
Forward Currency Exchange Contracts**	-	51,729	-	51,729
Swap Contracts**	-	26,724	-	26,724

Liabilities
Common Stocks Sold Short	$1,958,043	$45,324	$-	$2,003,367
Written Option Contracts	433,977	44,869	-	478,846
Forward Currency Exchange Contracts**	-	8,884	-	8,884
Swap Contracts**	-	206,317	-	206,317

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 Securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1, 2 or 3 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2014	$-	(1)
Change in unrealized appreciation	2,802
Purchases	76,000
Sales	-	(1)
Balance as of March 31, 2015	$78,802

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2015, are as follows:
(1) Amount less than $0.50.

	Fair Value at	Valuation	Unobservable
Description	March 31, 2015	Technique	Input	Range
Contingent Value Rights	$2,535	Broker Quote	No Active Market	0.05
Contingent Value Rights	$267	Broker Quote	No Active Market	0.45 - 0.60
Convertible Preferred Stocks (2)	$76,000	Market Comparables	No Active Market, Yield	9.00%

(2) Restricted security being monitored daily by the Adviser for changes in market activity or yield on comparable convertible preferred stocks.

(p)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2015.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2015 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$65,701	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	478,846
Swap Contracts	Schedule of Swap Contracts	26,724	Schedule of Swap Contracts	206,317
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	51,729	Schedule of Forward Currency Exchange Contracts	8,884
Total		$144,154		$694,047

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2015
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	American International Group, Inc.
2	Expiration: May 2015, Exercise Price: $52.50	$594
71	Expiration: May 2015, Exercise Price: $55.00	9,940
	Anadarko Petroleum Corporation
32	Expiration: May 2015, Exercise Price: $80.00	16,960
	B/E Aerospace, Inc.
45	Expiration: April 2015, Exercise Price: $80.00	14,670
	Baker Hughes, Inc.
2	Expiration: April 2015, Exercise Price: $52.50	2,250
	Baxter International, Inc.
3	Expiration: May 2015, Exercise Price: $67.50	651
5	Expiration: June 2015, Exercise Price: $70.00	650
	Bayer AG
5	Expiration: April 2015, Exercise Price: EUR 125.00 (a)	8,210
3	Expiration: May 2015, Exercise Price: EUR 130.00 (a)	3,790
	Catamaran Corporation
10	Expiration: April 2015, Exercise Price: $60.00	150
	CBS Corporation Class B
17	Expiration: June 2015, Exercise Price: $57.50	8,585
16	Expiration: June 2015, Exercise Price: $60.00	5,760
	Citigroup, Inc.
5	Expiration: May 2015, Exercise Price: $52.50	555
6	Expiration: June 2015, Exercise Price: $52.50	936
	Computer Sciences Corporation
4	Expiration: June 2015, Exercise Price: $60.00	2,920
26	Expiration: June 2015, Exercise Price: $65.00	11,180
	DISH Network Corporation Class A
28	Expiration: June 2015, Exercise Price: $67.50	15,260
14	Expiration: June 2015, Exercise Price: $70.00	5,810
	The Dow Chemical Company
22	Expiration: June 2015, Exercise Price: $45.00	8,965
24	Expiration: June 2015, Exercise Price: $46.00	7,680
24	Expiration: June 2015, Exercise Price: $48.00	5,040
	E.I. Du Pont de Nemours & Company
4	Expiration: April 2015, Exercise Price: $72.50	274
14	Expiration: April 2015, Exercise Price: $75.00	182
5	Expiration: April 2015, Exercise Price: $77.50	25
2	Expiration: May 2015, Exercise Price: $70.00	594
5	Expiration: May 2015, Exercise Price: $72.50	767
4	Expiration: July 2015, Exercise Price: $70.00	1,488
	eBay, Inc.
7	Expiration: April 2015, Exercise Price: $52.50	3,762
19	Expiration: April 2015, Exercise Price: $55.00	5,681
7	Expiration: May 2015, Exercise Price: $57.50	1,603

	Equinix, Inc.
2	Expiration: June 2015, Exercise Price: $210.00	5,640
	General Motors Company
11	Expiration: June 2015, Exercise Price: $35.00	3,905
75	Expiration: June 2015, Exercise Price: $36.00	18,862
29	Expiration: June 2015, Exercise Price: $37.00	5,510
	Hertz Global Holdings, Inc.
37	Expiration: June 2015, Exercise Price: $19.00	11,840
12	Expiration: June 2015, Exercise Price: $21.00	2,136
72	Expiration: June 2015, Exercise Price: $22.00	8,640
	Huntsman Corporation
30	Expiration: May 2015, Exercise Price: $21.00	5,175
25	Expiration: May 2015, Exercise Price: $22.00	2,700
17	Expiration: May 2015, Exercise Price: $23.00	1,071
56	Expiration: May 2015, Exercise Price: $24.00	1,680
	International Paper Company
65	Expiration: April 2015, Exercise Price: $52.50	21,450
	Kraft Foods Group, Inc.
17	Expiration: May 2015, Exercise Price: $80.00	12,240
	Lamar Advertising Company Class A
2	Expiration: April 2015, Exercise Price: $57.50	405
	LIFE TIME FITNESS, Inc.
13	Expiration: May 2015, Exercise Price: $55.00	20,748
	Lorillard, Inc.
15	Expiration: June 2015, Exercise Price: $60.00	10,125
	The Manitowoc Company, Inc.
20	Expiration: June 2015, Exercise Price: $18.00	8,000
27	Expiration: June 2015, Exercise Price: $19.00	8,640
63	Expiration: June 2015, Exercise Price: $20.00	15,435
	McDonald's Corporation
13	Expiration: May 2015, Exercise Price: $92.50	7,865
6	Expiration: June 2015, Exercise Price: $95.00	2,835
	MGM Resorts International
37	Expiration: June 2015, Exercise Price: $20.00	7,381
	Microsoft Corporation
15	Expiration: April 2015, Exercise Price: $40.00	1,605
45	Expiration: April 2015, Exercise Price: $41.00	2,272
	Noble Corporation plc
22	Expiration: June 2015, Exercise Price: $14.00	3,025
	NorthStar Realty Finance Corporation
14	Expiration: June 2015, Exercise Price: $17.00	1,750
34	Expiration: June 2015, Exercise Price: $18.00	2,125
66	Expiration: June 2015, Exercise Price: $19.00	1,320
	Occidental Petroleum Corporation
11	Expiration: May 2015, Exercise Price: $77.50	830
	Olin Corporation
13	Expiration: May 2015, Exercise Price: $30.00	3,575
	Orbitz Worldwide, Inc.
55	Expiration: August 2015, Exercise Price: $12.00	550
	Packaging Corporation of America
3	Expiration: July 2015, Exercise Price: $75.00	1,845

	Pfizer, Inc.
35	Expiration: June 2015, Exercise Price: $34.00	5,040
	The Procter & Gamble Company
9	Expiration: May 2015, Exercise Price: $82.50	1,179
	Rock-Tenn Company Class A
7	Expiration: April 2015, Exercise Price: $62.50	1,767
	Salix Pharmaceuticals Ltd.
1	Expiration: April 2015, Exercise Price: $170.00	300
	Sirius XM Holdings, Inc.
5	Expiration: April 2015, Exercise Price: $4.00	13
164	Expiration: May 2015, Exercise Price: $4.00	984
156	Expiration: June 2015, Exercise Price: $3.50	6,240
	Staples, Inc.
67	Expiration: June 2015, Exercise Price: $15.00	11,893
	The Timken Company
5	Expiration: June 2015, Exercise Price: $40.00	1,538
	T-Mobile U.S., Inc.
24	Expiration: May 2015, Exercise Price: $28.00	10,500
18	Expiration: May 2015, Exercise Price: $29.00	6,480
5	Expiration: May 2015, Exercise Price: $30.00	1,308
10	Expiration: May 2015, Exercise Price: $31.00	1,945
	Vivendi SA
9	Expiration: April 2015, Exercise Price: EUR 20.50 (a)	2,555
16	Expiration: April 2015, Exercise Price: EUR 21.00 (a)	3,682
10	Expiration: May 2015, Exercise Price: EUR 20.00 (a)	3,365
37	Expiration: May 2015, Exercise Price: EUR 19.50 (a)	14,442
38	Expiration: June 2015, Exercise Price: EUR 21.00 (a)	8,825
	Vodafone Group plc - ADR
15	Expiration: April 2015, Exercise Price: $33.00	735
1	Expiration: April 2015, Exercise Price: $34.00	18
1	Expiration: April 2015, Exercise Price: $36.00	4
2	Expiration: July 2015, Exercise Price: $34.00	150
	W.R. Grace & Company
2	Expiration: April 2015, Exercise Price: $92.50	1,274
3	Expiration: April 2015, Exercise Price: $95.00	1,260
17	Expiration: June 2015, Exercise Price: $95.00	10,455
	Yahoo!, Inc.
9	Expiration: April 2015, Exercise Price: $40.00	4,095
15	Expiration: April 2015, Exercise Price: $41.00	5,400
20	Expiration: April 2015, Exercise Price: $46.00	800
6	Expiration: July 2015, Exercise Price: $41.00	2,985
7	Expiration: July 2015, Exercise Price: $46.00	1,481
	Zoetis, Inc.
9	Expiration: April 2015, Exercise Price: $44.00	2,318
6	Expiration: April 2015, Exercise Price: $45.00	1,095
1	Expiration: July 2015, Exercise Price: $45.00	395
		460,633

PUT OPTIONS WRITTEN
		SPDR S&P 500 ETF Trust
30		Expiration: April 2015, Exercise Price: $204.00	5,130
11		Expiration: May 2015, Exercise Price: $199.00	2,260
45		Expiration: June 2015, Exercise Price: $190.00	10,823
			18,213
		TOTAL OPTIONS WRITTEN
		(Premiums received $501,281)	$478,846

ADR	-	American Depository Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
plc	-	Public Limited Company
(a)		Level 2 Security. Please see footnote (o) on the schedule of investments for more information

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2015
(Unaudited)

Shares		Value
1,648	Alcoa, Inc.	$21,292
12,852	Applied Materials, Inc.	289,941
10,072	AT&T, Inc.	328,851
6,000	CK Hutchison Holdings Ltd. (a)	122,900
4,872	Comcast Corporation Class A	275,122
1,447	Comcast Corporation Special Class A	81,126
1,184	Dollar Tree, Inc.	96,076
107	Equinix, Inc.	24,915
1,010	Halliburton Company	44,319
1,004	Harris Corporation	79,075
859	Liberty Global plc Class A (a)	44,213
3,712	M&T Bank Corporation	471,424
900	Occidental Petroleum Corporation	65,700
100	Pfizer, Inc.	3,479
149	Rock-Tenn Company Class A	9,610
1,223	XL Group plc (a)(b)(c)	45,324
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,930,224)	$2,003,367

plc	-	Public Limited Company
(a)		Foreign security.
(b)		Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(c)		Level 2 Security. Please see footnote (o) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2015
(Unaudited)

			U.S.			U.S.	Unrealized
			$ Value at			$ Value at	Appreciation
Settlement Date	Currency to be Delivered		March 31, 2015	Currency to be Received		March 31, 2015	(Depreciation)**
7/22/2015	140,403	AUD	$106,279	107,136	USD	$107,136	$857
8/26/2015	21,102	AUD	15,946	16,490	USD	16,490	544
4/15/2015	77,011	EUR	82,823	90,888	USD	90,888	8,065
4/15/2015	86,498	USD	86,498	77,011	EUR	82,823	(3,675)
4/28/2015	167,500	EUR	180,174	188,766	USD	188,766	8,592
4/28/2015	72,171	USD	72,171	66,000	EUR	70,994	(1,177)
4/29/2015	282,462	EUR	303,839	323,995	USD	323,995	20,156
4/29/2015	63,424	USD	63,424	58,000	EUR	62,390	(1,034)
8/17/2015	214,357	EUR	230,973	227,975	USD	227,975	(2,998)
8/25/2015	18,320	EUR	19,743	20,102	USD	20,102	359
6/15/2015	113,490	GBP	168,263	175,207	USD	175,207	6,944
7/22/2015	36,456	GBP	54,039	55,451	USD	55,451	1,412
6/25/2015	162,425	SGD	118,100	122,900	USD	122,900	4,800
			$1,502,272			$1,545,117	$42,845

AUD - Australian Dollar
EUR - Euro
GBP - British Pound
SGD - Singapore Dollar
USD - U.S. Dollar
* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2015.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2015
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
9/17/2015	American International Group, Inc.	7,212	$395,145	$(9,001)	JPM
8/27/2015	Anadarko Petroleum Corporation	3,200	264,992	(90,543)	JPM
1/10/2016	Apollo Residential Mortgage, Inc.	2,996	47,786	318	JPM
9/24/2015	B/E Aerospace, Inc.	4,300	273,566	6,281	JPM
10/2/2015	Bayer AG	800	119,880	7,139	JPM
2/25/2016	Catlin Group Ltd.	9,396	98,890	274	JPM
5/5/2015	CBS Corporation Class B	3,390	205,536	16,980	BAML
10/16/2015	CSR plc	12,610	163,393	(2,641)	JPM
10/7/2015	DIRECTV	3,097	263,555	(5,979)	JPM
10/16/2015	Dresser-Rand Group, Inc.	22	1,768	27	JPM
12/16/2015	E.ON SE	1,145	17,090	(2,202)	JPM
12/2/2015	Equinix, Inc.	307	71,485	3,763	JPM
9/29/2015	General Motors Company	11,500	431,250	46,154	BAML
6/11/2015	Huntsman Corporation	4,612	102,248	(29,371)	BAML
9/24/2015	Huntsman Corporation	8,400	186,228	(42,573)	JPM
9/23/2015	Jazztel plc	16,489	224,902	(20,331)	JPM
12/18/2015	KLX, Inc.	2,150	82,861	(19,058)	JPM
1/15/2016	Lamar Advertising Company Class A	200	11,854	816	JPM
1/13/2016	Noble Corporation plc	2,200	31,416	(3,593)	BAML
12/1/2015	Occidental Petroleum Corporation	2,084	152,132	(52,883)	JPM
3/24/2016	Pfizer, Inc.	3,600	125,244	807	JPM
12/18/2015	QEP Midstream Partners LP	7,697	120,689	(802)	JPM
6/3/2015	SAI Global Ltd.	4,683	14,767	(6,272)	JPM
8/12/2015	Time Warner Cable, Inc.	1,600	239,808	5,371	BAML
2/18/2016	Toll Holdings Ltd.	9,184	61,976	(1,173)	BAML
3/11/2016	Toll Holdings Ltd.	6,294	42,473	162	JPM
10/2/2015	TRW Automotive Holdings Corporation	4,571	479,269	13,604	JPM
12/5/2015	United Envirotech Ltd.	98,440	118,356	(1,159)	BAML
5/16/2015	Vivendi SA	11,022	274,063	3,080	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
1/16/2016	AT&T, Inc.	(1,329)	(43,392)	1,081	JPM
8/12/2015	Comcast Corporation Class A	(2,588)	(146,144)	(7,529)	BAML
7/17/2015	GTECH Holdings S.p.A.	(246)	(4,880)	1,044	BAML
12/11/2015	GTECH Holdings S.p.A.	(65)	(1,290)	113	JPM
3/12/2016	Holcim Ltd.	(2)	(150)	(1)	JPM
12/18/2015	Tesoro Logistics LP	(2,190)	(117,822)	8,504	JPM
				$(179,593)

BAML	-	Bank of America Merrill Lynch & Co. Inc.
JPM	-	JPMorgan Chase & Co. Inc.
plc	-	Public Limited Company
	*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect,the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)*  /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date  May 15, 2015

By (Signature and Title)  /s/ Roy Behren
                                        Roy Behren, Co-President and Treasurer

Date  May 27, 2015______                                ____            _______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                         Michael T. Shannon, Co-President

Date  May 15, 2015

By (Signature and Title)* /s/ Roy Behren
                                         Roy Behren, Co-President and Treasurer

Date  May 27, 2015

* Print the name and title of each signing officer under his or her signature.